SCUDDER
                                                                     INVESTMENTS

Value Funds I

Scudder Contrarian Fund
Scudder-Dreman High Return Equity Fund
Scudder Large Company Value Fund

Value Funds II

Scudder Small Cap Value Fund

Supplement to Prospectus Dated February 1, 2001 as revised May 29, 2001

CLASS I SHARES

--------------------------------------------------------------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder Large Company Value Fund offers separately two other classes of shares designated Class S and Class AARP shares and Scudder Small Cap Value Fund offers separately a fifth class of shares designated Class S shares. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans), unaffiliated banks and insurance companies purchasing for their own accounts, and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

Performance

The following table shows how the funds' Class I shares' returns over different periods average out. For context, the table has broad-based market indices (which, unlike the funds, have no fees or expenses). All figures in this section assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. Because Class I shares of Scudder Large Company Value Fund are newly offered, there is no financial data for these shares as of the date of this supplement.

Average Annual Total Returns -- Class I shares

 For periods ended                                           Since    Inception
 December 31, 2000                  One Year   Five Years   Inception   of Class
 -------------------------------------------------------------------------------
 Scudder Contrarian Fund               --         --        12.65%      6/1/00
 -------------------------------------------------------------------------------
 Scudder-Dreman High Return           41.94%      19.79%     20.65     11/1/95
 Equity Fund*
 -------------------------------------------------------------------------------
 Index 1                              -9.10       18.33      18.44    11/30/95
 -------------------------------------------------------------------------------
 Scudder Small Cap Value Fund**       -1.78        7.39       7.92    10/31/95
 -------------------------------------------------------------------------------
 Index 2                              22.83       12.60      13.69    10/31/95
 -------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index, an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: The Russell 2000 Value Index, which measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower expected growth rates.

* Total returns for 1995 and 2000 would have been lower if operating expenses hadn't been restated.

** Total return for 1995 would have been lower if operating expenses hadn't been restated.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the funds.

Shareholder Fees, paid directly from your investment.



                                  Maximum
                                 Contingent     Maximum
                     Maximum     Deferred        Sales
                  Sales Charge     Sales         Charge
                     (Load)        Charge       (Load)
                   Imposed on      (Load)     Imposed on
                  Purchases (%     (% of      Reinvested
                   of offering   redemption   Dividends/    Redemption  Exchange
                     price)      proceeds)   Distributions     Fee        Fee
--------------------------------------------------------------------------------
Scudder
Contrarian Fund       None          None         None        None        None
--------------------------------------------------------------------------------
Scudder-Dreman
High Return
Equity Fund           None          None         None        None        None
--------------------------------------------------------------------------------
Scudder Large
Company Value
Fund                  None          None         None        None        None
--------------------------------------------------------------------------------
Scudder Small
Cap Value Fund        None          None         None        None        None
--------------------------------------------------------------------------------

Annual operating expenses, deducted from fund assets.

                                                                    Total Annual
                                                                       Fund
                            Management    Distribution    Other       Operating
                              Fee        (12b-1) Fees   Expenses*     Expenses
--------------------------------------------------------------------------------
Scudder Contrarian Fund       0.75%         None         0.10%         0.85%
--------------------------------------------------------------------------------
Scudder-Dreman High
Return Equity Fund            0.70          None         0.10          0.80
--------------------------------------------------------------------------------
Scudder Large Company
Value Fund**                  0.58          None         0.10          0.68
--------------------------------------------------------------------------------
Scudder Small Cap
Value Fund                    0.74          None         0.10          0.84
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%.

** Estimated for Scudder Large Company Value Fund since no Class I shares of this fund were issued as of its fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                                           1 Year   3 Years   5 Years  10 Years
 -------------------------------------------------------------------------------
 Scudder Contrarian Fund                     $87       $271     $471    $1,049
 -------------------------------------------------------------------------------
 Scudder-Dreman High Return Equity Fund      $82       $255     $444      $990
 -------------------------------------------------------------------------------
 Scudder Large Company Value Fund            $69       $218     $379      $847
 -------------------------------------------------------------------------------
 Scudder Small Cap Value Fund                $86       $268     $466    $1,037
 -------------------------------------------------------------------------------

Financial Highlights

Because Class I shares of Scudder Large Company Value Fund are newly offered, there is no financial data for these shares as of the date of this supplement.

Scudder Contrarian Fund -- Class I

                                                                  For the period
                                                                   June 1, 2000+
                                                                to Nov. 30, 2000
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $17.34
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)                                      .48
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                         1.75
--------------------------------------------------------------------------------
  Total from investment operations                                     2.23
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                (.21)
--------------------------------------------------------------------------------
  Total distributions                                                  (.21)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $17.56
--------------------------------------------------------------------------------
Total return (%)                                                       2.63**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    1
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)                       1.70
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)                        1.70
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              6.19
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              46*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

*   Annualized

**  Not Annualized

+   Initial date of offering

Scudder-Dreman High Return Equity Fund -- Class I





                                                                        For the
                                                     Eleven             period
                                                     months    Year    Sept. 11,
                                                     ended     ended    1995+ to
                            Year ended November 30,  Nov. 30,  Dec. 31, Dec. 31,
                            ------------------------
                             2000    1999    1998    1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                  $30.45  $35.71  $33.51  $26.49   $21.51   $19.90
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                      .77(a)  .84(a)  .95     .75      .54      .04
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions               5.74   (3.70)   3.76    6.81     5.70     2.03
--------------------------------------------------------------------------------
  Total from investment
  operations                 6.51   (2.86)   4.71    7.56     6.24     2.07
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income      (.79)   (.84)  (1.01)   (.48)    (.53)    (.06)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions   (2.25)  (1.56)  (1.50)   (.06)    (.73)    (.40)
--------------------------------------------------------------------------------
  Total distributions       (3.04)  (2.40)  (2.51)   (.54)   (1.26)    (.46)
--------------------------------------------------------------------------------
Net asset value, end
of period                  $33.92  $30.45  $35.71  $33.51   $26.49   $21.51
--------------------------------------------------------------------------------
Total return (%)            24.06(b)(8.54)  14.83   28.71**  29.36    10.47(b)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   26      22      31      28       12        3
--------------------------------------------------------------------------------
Ratio of expenses, before
expense reductions (%)        .86(c)  .82     .76     .83*     .88      .85*
--------------------------------------------------------------------------------
Ratio of expenses, after
expense reductions (%)        .85(c)  .82     .76     .83*     .88      .47*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            2.73    2.47    2.71    2.77*    2.45     1.99*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)    12      33       7       5*      10       18*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .86% and .85%, respectively.

**  Not Annualized

*   Annualized

+   Commencement of operations

Scudder Small Cap Value Fund -- Class I




                                                                       For the
                                                     Eleven            period
                                                     months   Year     Sept. 11,
                                                     ended    ended    1995+ to
                           Year ended November 30,   Nov. 30, Dec. 31,  Dec. 31,
                           -------------------------
                             2000    1999    1998     1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period         $18.19 $18.13  $22.08  $18.40   $14.52   $14.25
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                       .03(a) .15(a)  .28     .13      .25(a)    --
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions               (1.20)  (.09)  (3.53)   3.55     4.13     1.11
--------------------------------------------------------------------------------
  Total from investment
  operations                 (1.17)   .06   (3.25)   3.68     4.38     1.11
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income       --       --      --      --     (.07)      --
--------------------------------------------------------------------------------
  Net realized gain           --       --    (.70)     --     (.43)    (.84)
--------------------------------------------------------------------------------
  Total dividends             --       --    (.70)     --     (.50)    (.84)
--------------------------------------------------------------------------------
Net asset value, end of
period                      $17.02 $18.19  $18.13  $22.08   $18.40   $14.52
--------------------------------------------------------------------------------
Total return (%)             (6.43)   .33  (15.14)  20.00**  30.28(b)  8.03**(b)
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                  3      6       9      15        9        2
--------------------------------------------------------------------------------
Ratio of expenses, before
expense reductions (%)         .92(c) .92     .86     .89*     .84      .90*
--------------------------------------------------------------------------------
Ratio of expenses, after
expense reductions (%)         .91(c) .92     .86     .89*     .84      .47*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              .18    .81     .81     .94*    1.34      .28*
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                             19     47      50      83*      23       86*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .92% and .91%, respectively.

**  Not Annualized

*   Annualized

+   Commencement of operations

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund. to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares, as well as Class S and Class AARP shares for Scudder Large Company Value Fund and Class S shares for Scudder Small Cap Value Fund.





May 29, 2001